Regulatory Matters/Supervisory Agreements and Federal Home Loan Bank Investment	12 Months Ended
Dec. 31, 2011
Deposits and Regulatory Matters/Supervisory Agreements and Federal Home Loan Bank Investment [Abstract]
Regulatory Matters/Supervisory Agreements and Federal Home Loan Bank Investment

NOTE 16 Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment

The Bank, as a member of the Federal Home Loan Bank System, is required to hold a specified number of shares of capital stock, which are carried at cost, in the Federal Home Loan Bank of Des Moines. The Bank met this requirement at December 31, 2011. The capital stock investment in the Federal Home Loan Bank of Des Moines was reviewed for any other than temporary impairment as of December 31, 2011 and it was determined that it was not impaired.

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

The Bank entered into a written Supervisory Agreement with its primary regulator, the OTS, effective February 22, 2011 that primarily relates to the Bank’s financial performance and credit quality issues. This agreement replaced the prior memorandum of understanding that the Bank entered into with the OTS on December 9, 2009. In accordance with the agreement, the Bank submitted a two year business plan in May of 2011 that the OCC (as successor to the OTS) accepted with the expectation that the Bank would be in adherence with the OCC’s Notification of Establishment of Higher Minimum Capital Ratios, dated August 8, 2011, also known as an individual minimum capital requirement or IMCR, which required the Bank to establish and maintain a minimum core capital ratio of 8.5% by December 31, 2011. The IMCR and the Bank’s failure to achieve and maintain the IMCR are discussed more fully below. As required by the Supervisory Agreement, the Bank submitted an updated two year capital plan in January of 2012 that the OCC may make comments upon, and require revisions to. The Bank must operate within the parameters of the final business plan and is required to monitor and submit periodic reports on its compliance with the plan. The Bank also submitted a problem asset reduction plan that the OCC has accepted. The Bank must operate within the parameters of the final problem asset plan and is required to monitor and submit periodic reports on its compliance with the plan. The Bank has also revised its loan modification policies and its program for identifying, monitoring and controlling risk associated with concentrations of credit, and improved the documentation relating to the allowance for loan and lease losses as required by the agreement. In addition, without the consent of the OCC, the Bank may not declare or pay any cash dividends, increase its total assets during any quarter in excess of the amount of the net interest credited on deposit liabilities during the prior quarter, enter into any new contractual arrangement or renew or extend any existing arrangement related to compensation or benefits with any directors or officer, make any golden parachute payments, or enter into any significant contracts with a third party service provider. The Bank believes it was in compliance with all requirements of its Supervisory Agreement at December 31, 2011, with the exception that actual earnings performance and capital adequacy are not in adherence with the business plan.

The Company also entered into a written Supervisory Agreement with the OTS effective February 22, 2011. This agreement replaced the prior memorandum of understanding that the Company entered into with the OTS on December 9, 2009. As required by the Supervisory Agreement, the Company submitted an updated two year capital plan in January of 2012 that the Federal Reserve Board (as successor to the OTS) may make comments upon, and to which it may require revisions. The Company must operate within the parameters of the final capital plan and is required to monitor and submit periodic reports on its compliance with the plan. In addition, without the consent of the Federal Reserve Board, the Company may not incur or issue any debt, guarantee the debt of any entity, declare or pay any cash dividends or repurchase any of the Company’s capital stock, enter into any new contractual arrangement or renew or extend any existing arrangement related to compensation or benefits with any directors or officer, or make any golden parachute payments. The Company believes it was in compliance with all requirements of its Supervisory Agreement at December 31, 2011, with the exception that actual earnings performance and capital adequacy were not in adherence with the capital plan.

References to the OTS shall mean, with respect to the Company, beginning July 21, 2011, the Federal Reserve Board (FRB) and mean, with respect to the Bank, beginning July 21, 2011, the Office of the Comptroller of the Currency (OCC). On July 21, 2011, the OTS was integrated into the OCC and the primary banking regulator for the Company became the FRB. It is not anticipated that the change in primary regulators as a result of the OTS being abolished will have any significant impact on the Company, the Bank, or our shareholders.

Quantitative measures established by regulations to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of Tier I (Core) capital, and Risk-based capital (as defined in the regulations) to total assets (as defined).

At December 31, 2011 and 2010, the Bank’s capital amounts and ratios are presented for actual capital, required capital and excess capital including amounts and ratios in order to qualify as being well capitalized under the Prompt Corrective Actions regulations:

	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)
December 31, 2011
Tier I or core capital	$56,314	7.14%	$31,560	4.00%	$24,754	3.14%	$39,450	5.00%
Tier I risk-based capital	56,314	9.61	23,441	4.00	32,873	5.61	35,162	6.00
Risk-based capital to risk-weighted assets	63,639	10.86	46,883	8.00	16,756	2.86	58,603	10.00

December 31, 2010
Tier I or core capital	$66,824	7.60%	$35,181	4.00%	$31,643	3.60%	$43,977	5.00%
Tier I risk-based capital	66,824	9.72	27,507	4.00	39,317	5.72	41,261	6.00
Risk-based capital to risk-weighted assets	75,420	10.97	55,014	8.00	20,406	2.97	68,768	10.00

(1)	Based upon the Bank’s adjusted total assets for the purpose of the Tier I or core capital ratios and risk-weighted assets for the purpose of the risk-based capital ratio.

The OCC has established an individual minimum capital requirement (IMCR) for the Bank. An IMCR requires a bank to establish and maintain levels of capital greater than those generally required for a bank to be classified as “well-capitalized.” Effective December 31, 2011, the Bank was required to establish, and subsequently maintain, core capital at least equal to 8.5% of adjusted total assets, which is in excess of the Bank’s 7.14% core capital to adjusted total assets ratio at December 31, 2011. The Bank would have needed $10.8 million in additional capital at December 31, 2011 to meet the minimum core capital ratio set by the OCC. In February 2012, the Bank received a Notice of Failure from the OCC arising out of its failure to establish and maintain its IMCR of 8.5% core capital to adjusted total assets at December 31, 2011. By April 30, 2012, the Bank must submit to the OCC a further written capital plan of how it will achieve and maintain its IMCR, and a contingency plan in the event the IMCR is not achieved through the Bank’s primary plan. The Bank’s failure to comply with the terms of the IMCR is deemed an unsafe and unsound banking practice and could subject it to further limits on growth and such legal actions or sanctions as the OCC considers appropriate. Possible sanctions include among others (i) the imposition of one or more cease and desist orders requiring corrective action, which are enforceable directives that may address any aspect of the Company or Bank management, operations or capital, including requirements to change management, raise equity capital, dispose of assets or effect a change of control; (ii) civil money penalties; and (iii) downgrades in the capital adequacy status of the Company and the Bank. These regulatory actions may significantly restrict the ability of the Company and the Bank to take operating and strategic actions that may be in the best interests of stockholders or compel the Company and the Bank to take operating and strategic actions that are not potentially in the best interests of stockholders.

Management believes that, as of December 31, 2011, the Bank’s capital ratios were in excess of those quantitative capital ratio standards set forth under the prompt corrective action regulations referenced above. The failure of the Bank to satisfy the IMCR at December 31, 2011 does not by itself affect the Bank’s status as “well-capitalized” within the meaning of these prompt corrective action regulations. However, there can be no assurance that the Bank will continue to maintain such status in the future. The OCC has extensive discretion in its supervisory and enforcement activities, and can adjust the requirement to be “well-capitalized” in the future.

In order to improve its capital ratios and comply with its IMCR, the Bank is, among other things, working to improve its financial results, reduce non-performing assets, and decrease the asset size of the Bank. In November 2011, the Bank also entered into a definitive purchase and assumption agreement to sell substantially all the assets associated with its Toledo, Iowa branch, subject to assumption of substantially all deposit liabilities of that branch as described in Note 21. In light of its current capital condition and its failure to comply with the IMCR at December 31, 2011, the Bank may also determine it to be necessary or prudent to dispose of other non-strategic assets. These actions have resulted, and may result, in changes in the Bank’s assets, liabilities and earnings, some of which may be material, during the period in which the action is taken or is consummated or over a longer period of time. Further, the Company may need, or be required by supervising banking regulators, to raise additional capital of which there can be no assurance that, if raised, it would be on terms favorable to the Company. If the Company raises capital through the issuance of additional shares of common stock or other equity securities, it would dilute the ownership interests of existing stockholders and, given our current common stock trading price, would be expected to dilute the per share book value of the Company’s common stock and could result in a change of control of the Company and the Bank.